Interest rate benchmark reform	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [abstract]
Interest rate benchmark reform	Interest rate benchmark reform
Following the financial crisis, the reform and replacement of benchmark interest rates such as LIBOR has been a priority for global regulators. As a result, the UK’s Financial Conduct Authority (FCA) and other global regulators instructed market participants to prepare for the cessation of most LIBOR rates after the end of 2021 and to adopt “near Risk-Free Rates” (RFRs).
Pursuant to FCA announcements during 2021, panel bank submissions for all GBP, JPY and CHF LIBOR and Euro Overnight Index Average (EONIA) tenors ceased, and representative LIBOR rates also ceased after 31 December 2021. For USD, certain actively used tenors will continue to be provided until June 2023; however, in line with the US banking regulators’ joint statement, Barclays ceased issuing or entering into new contracts that use USD LIBOR as a reference rate from 31 December 2021, other than in relation to those allowable use cases set out under the FCA's prohibition notice (ref 21A). These include market making in support of client activity; or transactions that reduce or hedge Barclays’ or any client of Barclays’ US dollar LIBOR exposure on contracts entered into before 1 January 2022.
The Barclays Bank Group’s exposure to rates subject to benchmark interest rate reform has been predominantly to GBP, USD, JPY and CHF LIBOR and EONIA with the vast majority concentrated in derivatives within the Corporate and Investment Bank. Some additional exposure resides on floating rate loans and advances, repurchase agreements and debt securities held and issued within the Corporate and Investment Bank. Following transition activity in late 2021 and early 2022, GBP, USD (one week and two month tenors), JPY and CHF LIBOR and EONIA positions (“2021 scope”) have transitioned onto RFRs, and while there are a number of IBORs yet to cease, Barclays Bank Group’s exposure is now mainly to USD LIBOR.
There are key differences between IBORs and RFRs. IBORs are ‘term rates’, which means that they are published for a borrowing period (for example three months), and they are ‘forward-looking’, because they are published at the beginning of a borrowing period, based upon an estimated inter-bank borrowing cost for the period. RFRs are based upon overnight rates from actual transactions, and are therefore published after the end of the overnight borrowing period. Furthermore, IBORs include a credit spread over the RFRs. Therefore, to transition existing contracts and agreements to RFRs, adjustments for term and credit differences may need to be applied to RFR-linked rates. The methodologies for these adjustments have been determined through in-depth consultations by industry working groups, on behalf of the respective global regulators and related market participants.
How the Barclays Group is managing the transition to alternative benchmark rates
Barclays has established a Group-wide LIBOR Transition Programme, with oversight from the Barclays Group Finance Director. The Transition Programme spans all business lines and has cross-functional governance which includes Legal, Compliance, Conduct Risk, Client Engagement and Communications, Risk, and Finance. The Transition Programme aims to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Barclays’ transition plans primarily focus on G5 currencies while providing quarterly updates on progress and exposures to the PRA/FCA and other regulators as required.
The Transition Programme follows a risk based approach, using recognised ‘change delivery’ control standards. Accountable Executives are in place within key working groups and workstreams, with overall Board oversight delegated to the Board Risk Committee and the Barclays Group Finance Director. Barclays performs a prominent stewardship role to drive orderly transition via our representation on official sector and industry working groups across all major jurisdictions and product classes. Additionally, the Barclays Group Finance Director is Chair of the UK’s ‘Working Group on Sterling Risk-Free Reference Rates’ (UK £RFRWG), whose mandate is to catalyse a broad-based transition to using SONIA (‘Sterling Overnight Index Average’), as the primary sterling interest rate benchmark in bond, loan and derivatives markets.
Approaches to transition exposure expiring post the expected end dates for LIBOR vary by product and nature of counterparty. The Barclays Group has actively engaged with the counterparties to transition or include appropriate fallback provisions and transition mechanisms in its floating rate assets and liabilities with maturities after 2021, when relevant IBORs excluding USD LIBOR ceased to be published. The fallback will provide the relevant replacement rate. In the case of the ISDA Protocol it is the RFR plus a credit adjusted spread that should be used post cessation or pre-cessation of the relevant IBOR. For the derivative population, adherence to the ISDA IBOR Fallbacks Protocol has provided Barclays with an efficient mechanism to amend outstanding trades to incorporate fallbacks. Beyond the ISDA IBOR Fallbacks Protocol, other options have included terminating or bilaterally agreeing new terms with counterparties. Derivative contracts facing central clearing counterparties have followed a market-wide, standardised approach to reform through a series of CCP-led conversions.
The FCA has authorised broad usage of synthetic LIBOR as a temporary solution for the ‘tough legacy’ population of unremediated contracts for GBP and JPY. Given cleared derivatives for the 2021 scope transitioned via CCP driven conversions, synthetic LIBOR does not apply in this context. In line with regulatory expectations, Barclays’ strategy remains to actively transition LIBOR exposure where viable, and/or to implement and utilise robust contractual fallbacks where possible. Where contracts remain unremediated, they may be able to utilise synthetic LIBOR on a temporary basis. Barclays will continue to monitor, assess and limit the reliance on synthetic LIBOR.
As announced by the FCA on 5 March 2021, USD LIBOR tenors (except 1 week and 2 month tenors) will cease to be representative from 30 June 2023. As detailed above, the key area of focus for transition prior to 2022 was on the other non-USD IBOR currency-tenors that ceased to be published at the end of 2021. Cessation of new USD LIBOR trading and transition of USD LIBOR exposures is the priority for the Barclays LIBOR Transition Programme in 2022/23. Clients and colleagues have been notified that we have prohibited entering into new USD LIBOR transactions (with narrow permitted exceptions) from 1 January 2022 in line with regulatory expectations.
Whilst synthetic LIBOR will be published on a temporary basis for 1, 3 and 6 month tenors of GBP and JPY LIBOR to assist the transition of certain exposures, no synthetic rate has been announced for USD LIBOR. New York State legislation has been enacted (with US Federal legislation to follow) which provides a solution for contracts governed under New York law for USD LIBOR to the Secured Overnight Financing Rate (SOFR) transition with the additional benefit of statutory contract continuity and safe harbour protection. This contrasts with the legislation implemented in the UK which provides for statutory contract continuity with safe harbour protection only for the administrator, and could expose market participants to additional litigation risk. Clients have been engaged on the transition of their legacy USD LIBOR exposures through active transition or the implementation of fallbacks, and have been issued with communications on key regulatory developments in the transition away from USD LIBOR.
Progress made during 2021
During 2021, the Barclays Bank Group delivered RFR product capabilities and alternatives to LIBOR across loans, bonds, securities financing transactions and derivatives required for LIBOR cessation to support transition of legacy contracts. Barclays Bank Group has transitioned over 99% (by gross notional exposure) of legacy positions in those rates within the 2021 scope, onto new RFRs in line with official sector expectations and milestones. This has been achieved through bilateral negotiation of contracts with clients, including the use of appropriate fallback provisions (which became effective post 31 December 2021, however, note that the switch onto the RFR may not take place until next reset post 31 December 2021 and so exposures may still be reported as LIBOR) and taking part in large scale transition events at a number of Central Counterparty Clearing Houses (London Clearing House (LCH), Chicago Mercantile Exchange (CME), EUREX and Japan Securities Clearing Corporation (JSCC) for OTC derivatives and Intercontinental Exchange (ICE) EU and LCH CurveGlobal for exchange traded derivatives). In relation to those contracts yet to be transitioned, we remain in active dialogue with clients. Barclays Bank Group transitioned the EONIA / LIBOR language in all active Credit Support Annexes (CSAs) via a number of mechanisms, primarily through bilateral CSA amendments but also by means of adherence to the ISDA 2021 EONIA Collateral Agreement Fallbacks Protocol. Barclays Bank Group delivered technology and business process changes required to ensure operational readiness in preparation for LIBOR cessation and transitions to RFRs for those benchmark rates ceasing at the end of 2021. Any incremental Technology or Business Process changes required to support USD LIBOR cessation will be delivered ahead of 30 June 2023. Whilst the majority of IBOR exposures have moved to RFRs, where appropriate other rates such as fixed rates or Bank of England base rates have also been used.

Risks to which the Barclays Bank Group is exposed as a result of the transition
Global regulators and central banks in the UK, US and EU have been driving international efforts to reform key benchmark interest rates and indices, such as LIBOR, which are used to determine the amounts payable under a wide range of transactions and make them more reliable and robust. These benchmark reforms have resulted in significant changes to the methodology and operation of certain benchmarks and indices, the adoption of RFRs, the discontinuation of certain reference rates (including LIBOR), and the introduction of implementing legislation and regulations. Specifically, regulators in the UK, US and EU have directed that certain non-US dollar LIBOR tenors cease at the end of 2021. Certain US dollar LIBOR tenors are to cease by the end of June 2023, and restrictions have been imposed on new use of USD LIBOR. Notwithstanding these developments, given the unpredictable consequences of benchmark reform, any of these developments could have an adverse impact on market participants, including the Group, in respect of any financial instruments linked to, or referencing, any of these benchmark interest rates.
Uncertainty associated with such potential changes, including the availability and/or suitability of alternative RFRs, the participation of customers and third-party market participants in the transition process; challenges with respect to required documentation changes; and impact of legislation to deal with ‘certain legacy’ contracts that cannot convert into or add fall-back RFRs before cessation of the benchmark they reference, may adversely affect a broad range of transactions (including any securities, loans and derivatives which use LIBOR or any other affected benchmark to determine the amount of interest payable that are included in the Barclays Bank Group’s financial assets and liabilities) that use these reference rates and indices, and present a number of risks for the Barclays Bank Group, including, but not limited to:
•Conduct risk: in undertaking actions to transition away from using certain reference rates (such as LIBOR) to new alternative RFRs, the Barclays Bank Group faces conduct risks. These may lead to customer complaints, regulatory sanctions or reputational impact if the Barclays Bank Group is considered to be (among other things) (i) undertaking market activities that are manipulative or create a false or misleading impression, (ii) misusing sensitive information or not identifying or appropriately managing or mitigating conflicts of interest, (iii) providing customers with inadequate advice, misleading information, unsuitable products or unacceptable service, (iv) not taking a consistent approach to remediation for customers in similar circumstances, (v) unduly delaying the communication and migration activities in relation to client exposure, leaving them insufficient time to prepare, or (vi) colluding or inappropriately sharing information with competitors.
•Litigation risk: members of the Barclays Bank Group may face legal proceedings, regulatory investigations and/or other actions or proceedings regarding (among other things) (i) the conduct risks identified above, (ii) the interpretation and enforceability of provisions in LIBOR-based contracts, and (iii) the Barclays Bank Group’s preparation and readiness for the replacement of LIBOR with alternative RFRs.
•Financial risk: the valuation of certain of the Barclays Bank Group’s financial assets and liabilities may change. Moreover, transitioning to alternative RFRs may impact the ability of members of the Barclays Bank Group to calculate and model amounts receivable by them on certain financial assets and determine the amounts payable on certain financial liabilities (such as debt securities issued by them) because certain alternative RFRs (such as the SONIA and SOFR) are look-back rates whereas term rates (such as LIBOR) allow borrowers to calculate at the start of any interest period exactly how much is payable at the end of such interest period. This may have a material adverse effect on the Barclays Bank Group’s cash flows.
•Pricing risk: changes to existing reference rates and indices, discontinuation of any reference rate or indices and transition to alternative RFRs may impact the pricing mechanisms used by the Barclays Bank Group on certain transactions.
•Operational risk: changes to existing reference rates and indices, discontinuation of any reference rate or index and transition to alternative RFRs may require changes to the Barclays Bank Group’s IT systems, trade reporting infrastructure, operational processes, and controls. In addition, if any reference rate or index (such as LIBOR) is no longer available to calculate amounts payable, the Barclays Bank Group may incur additional expenses in amending documentation for new and existing transactions and/or effecting the transition from the original reference rate or index to a new reference rate or index.
•Accounting risk: an inability to apply hedge accounting in accordance with IAS 39 could lead to increased volatility in the Barclays Bank Group’s financial results and performance.
Any of these factors may have a material adverse effect on the Barclays Bank Group’s business, results of operations, financial condition, prospects and reputation. While a number of the above risks in relation to transition of legacy 2021 scope onto RFRs have been substantially mitigated, they remain relevant in relation to USD and related LIBOR rate transitions.
The Barclays Bank Group does not expect material changes to its risk management approach and strategy as a result of interest rate benchmark reform.
The following table summarises the significant exposures impacted by interest rate benchmark reform:

As at 31 December 2021	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others[b]	Total
	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	11,761	15,801	24	222	442	28,250
Reverse repurchase agreements and other similar secured lending	—	186	—	—	—	186
Financial assets at fair value through the income statement	101	8,538	5	327	194	9,165
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—
Non-derivative financial assets	11,862	24,525	29	549	636	37,601
Non-derivative financial liabilities
Debt securities in issue	—	—	—	—	—	—
Subordinated liabilities	(36)	(3,774)	(1,213)	—	(113)	(5,136)
Financial liabilities designated at fair value	(708)	(212)	—	—	—	(920)
Non-derivative financial liabilities	(744)	(3,986)	(1,213)	—	(113)	(6,056)
Equity
Other equity instruments	—	(3,062)	—	—	—	(3,062)
Standby facilities, credit lines and other commitments[a]	58,094	42,767	1,284	375	12,973	115,493

As at 31 December 2020	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others[b]	Total
	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	19,317	17,990	173	11	1,725	39,216
Reverse repurchase agreements and other similar secured lending	—	334	—	—	—	334
Financial assets at fair value through the income statement	1,190	6,373	—	283	209	8,055
Financial assets at fair value through other comprehensive income	186	106	—	—	8	300
Non-derivative financial assets	20,693	24,803	173	294	1,942	47,905
Non-derivative financial liabilities
Debt securities in issue	—	(1,430)	(22)	—	—	(1,452)
Subordinated liabilities	(21)	(876)	—	—	—	(897)
Financial liabilities designated at fair value	(149)	(1,273)	(759)	—	(139)	(2,320)
Non-derivative financial liabilities	(170)	(3,579)	(781)	—	(139)	(4,669)
Equity
Other equity instruments	(2,122)	(3,062)	—	—	—	(5,184)
Standby facilities, credit lines and other commitments[a]	18,169	74,008	—	74	15,951	108,202
Notes
aThere has been a change on how exposures for multi currency loan facilities are reported in 2021, from base currency to the currency which needs to be remediated first. This has resulted in an increase in GBP LIBOR and a corresponding reduction in USD LIBOR exposure of £34bn. 2020 comparatives have not been restated to reflect this change.
bIncludes EUR LIBOR and SOR
The table above represents the exposures to interest rate benchmark reform by balance sheet account, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021 (apart from USD, which is for maturities after 30 June 2023). Trades with exposures to other IBORs whose respective cessation dates is in the future and mature before that date have been excluded (2020: exposures are disclosed for maturities after 31 December 2021 for all rates). Balances reported at amortised cost are disclosed at their gross carrying value and do not include any expected credit losses that may be held against them.
The following table represents the derivative exposures to interest rate benchmark reform, which have yet to transition:

As at 31 December 2021	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others[a]	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	245,604	2,283,077	7,811	140,357	4,396	61,937	2,743,182
OTC interest rate derivatives - cleared by central counterparty	—	2,211,729	—	—	—	168,649	2,380,378
Exchange traded interest rate derivatives	—	466,339	—	—	—	—	466,339
OTC foreign exchange derivatives	183,477	461,680	—	122,823	32,900	1,419	802,299
OTC equity and stock index derivatives	—	9,949	—	—	—	—	9,949
Derivative notional contract amount	429,081	5,432,774	7,811	263,180	37,296	232,005	6,402,147

As at 31 December 2020	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others[a]	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	596,564	2,832,339	457,844	754,206	25,681	41,782	4,708,416
OTC interest rate derivatives - cleared by central counterparty	1,552,637	2,872,962	623,802	1,091,479	119,382	198,113	6,458,375
Exchange traded interest rate derivatives	300,182	333,705	—	—	2,494	—	636,381
OTC foreign exchange derivatives	155,285	589,332	—	93,108	31,257	1,921	870,903
OTC equity and stock index derivatives	1,845	7,946	544	1,929	491	2,141	14,896
Derivative notional contract amount	2,606,513	6,636,284	1,082,190	1,940,722	179,305	243,957	12,688,971
Note
aIncludes EUR LIBOR, SOR and STIBOR
The exposure disclosed is for positions with contractual maturities after 31 December 2021 (apart from USD, which is for maturities after 30 June 2023). Trades with exposures to other IBORs whose respective cessation dates is in the future and mature before that date have been excluded (2020: exposures are disclosed for maturities after 31 December 2021 for all rates). Derivatives are reported by using the notional contract amount and where derivatives have both pay and receive legs with exposure to benchmark reform, such as cross currency swaps, the notional contract amount is disclosed for both legs. As at 31 December 2021, there were £256bn (2020: £264bn) of cross currency swaps where both the pay and receive legs are impacted by interest rate benchmark reform.
The Barclays Bank Group also had £9bn (2020: £23bn) of Barclays issued debt retained by the Barclays Bank Group, impacted by the interest rate benchmark reform, in USD LIBOR (2020: predominately in GBP and USD LIBOR.)
Fallback clauses
The 31 December 2021 exposure has been broken up into those with robust fallbacks and those without. Fallbacks here are defined as any mechanism involving a ‘switch’ or ‘hardwire’ or a contractual agreement to transition to an automatically selected rate. One of the most commonly used is the ISDA 2020 IBOR Protocol published in October 2020 which enabled market participants to incorporate fallback provisions into legacy non-cleared derivatives and certain non-derivatives transactions. Market participants who have adhered to the ISDA 2020 IBOR Protocol agree, between adhering parties, that their legacy contracts will be amended to include the relevant fallback provisions. In addition to this, ISDA developed bilateral Swap Rate Fallbacks templates for GBP and JPY Swap Rate bilateral derivative trades with the GBP ICE Swap Rate fallback provisions being published in August 2021 and the JPY ISDA Swap Rate fallback provisions being published in November 2021. Whilst the fallback provisions have been applied to the majority of trades, with some limited exceptions being worked through, the switch to the replacement rate as a result of fallback provision inclusion may not take place until the next rate reset post the cessation or pre-cessation event.
The following tables present a breakdown of the exposures to IBOR reform (excluding USD LIBOR and other IBORs whose respective cessation dates is in the future) with fallbacks in place and those without.

	With appropriate fallback clause					Without appropriate fallback clause
	GBP LIBOR	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total	GBP LIBOR	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	7,389	—	210	413	8,012	4,372	24	12	29	4,437
Financial assets at fair value through the income statement	84	5	327	8	424	17	—	—	186	203
Non-derivative financial assets	7,473	5	537	421	8,436	4,389	24	12	215	4,640
Non-derivative financial liabilities
Subordinated liabilities	(36)	(1,213)	—	—	(1,249)	—	—	—	—	—
Financial liabilities designated at fair value	(708)	—	—	—	(708)	—	—	—	—	—
Non-derivative financial liabilities	(744)	(1,213)	—	—	(1,957)	—	—	—	—	—
Standby facilities, credit lines and other commitments	36,087	657	375	9,436	46,555	22,007	627	—	3,538	26,172
The majority of the remaining exposures without fallbacks in place are either undrawn facilities or syndicated facilities where the transition is led by a third party agent. Work is ongoing with clients and agents to transition facilities or insert fallbacks prior to the next rate reset. There may be some scenarios where synthetic LIBOR is temporarily used whilst Barclays continues to work with the client to remediate their exposures, with little expectation of longer term usage.

	With appropriate fallback clause							Without appropriate fallback clause
	GBP LIBOR	EONIA	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total	GBP LIBOR	EONIA	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	234,813	7,568	135,720	4,362	3,626	386,089	10,791	244	4,638	35	403	16,111
OTC foreign exchange derivatives	183,203	—	122,822	32,900	—	338,925	274	—	1	—	—	275
Derivative notional contract amount	418,016	7,568	258,542	37,262	3,626	725,014	11,065	244	4,639	35	403	16,386
Exposures that have not actively transitioned and do not have robust fallbacks in place will not necessarily need to apply the FCA’s approach to ‘tough legacy’ contracts and utilise synthetic LIBOR rates. In many cases, work is ongoing to transition trades or insert fallbacks prior to the next rate reset. There may be some scenarios where synthetic LIBOR is temporarily used whilst Barclays continues to work with the client to remediate their exposures, with little expectation of longer term usage. It is also key to note that not all remaining exposures can leverage synthetic LIBOR. CHF LIBOR, EUR LIBOR and EONIA do not have any synthetic LIBOR available and only the more commonly used, 1M, 3M and 6M GBP LIBOR and JPY LIBOR tenors have a synthetic rate being published. The volume of these residual exposures is very low and work is focused on transitioning these prior to next reset.
The majority of remaining exposures where no synthetic rate is available are bilateral derivatives using GBP/JPY Swap Rates within the Markets businesses. The focus for these is agreeing the bilateral swap rate fallbacks that were published by ISDA in August (for GBP) and November (for JPY) 2021. Continued uptake of these bilateral fallbacks has been seen in early 2022.